Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - € / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary share capital, par value (in EUR per share)	€ 0.01	€ 0.01
Ordinary share capital, shares authorized (in shares)	450,000,000	450,000,000
Ordinary share capital, shares issued (in shares)	204,543,739	215,543,739
Ordinary share capital, shares outstanding (in shares)	195,159,322	202,493,168
Unvested restricted stock (in shares)	4,975,247	4,561,249
Treasury stock, at cost (in shares)	9,384,417	13,050,571